PFM MULTI-MANAGER SERIES TRUST
(the “Trust”)

Supplement dated December 16, 2024
to the Trust’s Summary Prospectus, Prospectus and Statement of Additional Information
each dated January 29, 2024, as supplemented, for the
First American Multi-Manager International Equity Fund

This supplement provides new and additional information to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated January 29, 2024. You can find the Summary Prospectus, Prospectus and SAI, as well as other information about the First American Multi-Manager International Equity Fund (formerly PFM Multi-Manager International Equity Fund), at no charge online at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html or by calling 1-800- 527-5412 (1- 800- 527-5412).
Effective December 12, 2024, Kayne Anderson Rudnick Investment Management, LLC is no longer a sub-adviser of the First American Multi-Manager Equity Fund. All references to Kayne Anderson are hereby removed from the Prospectus, Prospectus and SAI.

Please keep this supplement with your Summary Prospectus, Prospectus and SAI for future reference.